Insurance - Summary of Analysis of Insurance Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurances [Abstract]
Revenue from insurance activities	$ 27	$ 23	$ 21
Insurance expenses (inclusive of overhead costs)	(36)	(29)
Insurance result	$ (9)	$ (6)